Acquisition of a Subsidiary (Details) - Schedule of goodwill $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of goodwill [Abstract]
Balance at the beginning of the year
Goodwill arising from acquisition of a subsidiary	41
Impairment loss (note 22)	(41)
Balance at the end of the year